Leases (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Gross	$ 17,200,000	$ 14,300,000	$ 14,100,000
Operating Leases, Rent Expense, Sublease Rentals	400,000	100,000	100,000
Minimum Lease Commitments [Abstract]
Operating Leases, Future Minimum Payments Due, Current	14,259,000
Operating Leases, Future Minimum Payments, Due in Two Years	10,295,000
Operating Leases, Future Minimum Payments, Due in Three Years	10,747,000
Operating Leases, Future Minimum Payments, Due in Four Years	9,598,000
Operating Leases, Future Minimum Payments, Due in Five Years	6,785,000
Operating Leases, Future Minimum Payments, Due Thereafter	35,738,000
Operating Leases, Future Minimum Payments Due	87,422,000
Operating Leases, Income Statement, Future Sublease Revenue	(2,751,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	84,671,000
2013 [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(550,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	13,709,000
2014 [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(545,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	9,750,000
2015 [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(521,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	10,226,000
2016 [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(536,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	9,062,000
2017 [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(553,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	6,232,000
2018 and Thereafter [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Income Statement, Future Sublease Revenue	(46,000)
Operating Lease, Future Minimum Payments Due, Net of Sublease	35,692,000
Building [Member] | Verint [Member]
Minimum Lease Commitments [Abstract]
Operating Leases, Future Minimum Payments Due	$ 36,100,000